Equity - Schedule of Options Outstanding and Exercisable (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Number of Options Outstanding and Exercisable	57,366
July 2020 Stock Options Granted to Certain Consultants [Member]
Number of Options Outstanding and Exercisable	57,366
Exercise Price | $ / shares	$ 2.64
Expiration Date	Jul. 09, 2023